4. Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Investments [Abstract]
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	$ 4,350	$ 4,525
Certificates of Deposits	$ 2,242	$ 2,242